Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurements
Fair Value Measurements for reconciliation of bullion holdings

	December 31, 2018	December 31, 2017
	$	$
Balance at beginning of year	2,258,396,671	2,058,147,026
Purchases	63,145,069	6,649,463
Sales	(2,498,286)	(7,441,588)
Redemptions for physical bullion	(250,747,382)	(64,723,868)
Realized losses on sales and redemptions for physical bullion	(8,822,164)	(2,757,701)
Change in unrealized gains (losses)	(37,474,945)	268,523,339
Balance at end of year	2,021,998,963	2,258,396,671